Prepayment for Construction-in-Progress (CIP) Project (Tables)	12 Months Ended
Sep. 30, 2021
Prepayment For Construction In Progress [Abstract]
Schedule of future minimum capital expenditures
Years ending September 30,	Capital Expenditure on CIP

2022	$3,831,300
2023	9,721,440
2024	1,277,100
Total	$14,829,840